CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2019 $ / shares shares
CONSOLIDATED BALANCE SHEETS
Discount and issuance costs on notes payable | $	$ 522
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	15,227,891	8,732,612
Common stock, shares outstanding	15,227,891	8,732,612